Other non-current assets and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Other non-current assets and other non-current financial assets [Abstract]
Disclosure of Detailed Information About Other Non-Current Assets	Other Non-Current Assets:

	2021	2020
Non-current prepaid advertising expenses	Ps. 213	Ps. 333
Guarantee deposits (1)	1,165	1,465
Prepaid bonuses	283	238
Advances to acquire property, plant and equipment	457	171
Shared based payment	303	192
Indemnifiable contingencies from business combinations (2)	1,554	1,609
Recoverable tax	378	350
Other	49	94
	Ps. 4,402	Ps. 4,452
(1)     Mainly in Brazil, as it is customary the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 24.5.
(2)     Corresponds to indemnification assets that are warranted by former Vonpar owners in accordance with the share purchase agreement.

Disclosure of Other Financial Assets	Other Non-Current Financial Assets:

	2021	2020
Other non-current financial assets	Ps. 153	Ps. 175
Derivative financial instruments (See Note 19)	4,983	2,524
	Ps. 5,136	Ps. 2,699